Note 4 - Fair Value Measurements	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Fair Value Disclosures [Text Block]
Note
4
– Fair Value Measurements

ASC Topic
820
“Fair Value Measurements and Disclosures” (Topic
820
) defines fair value as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value, in this context, should be calculated based on assumptions that market participants would use in pricing the asset or liability, not
on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including our own credit risk.

Topic
820
establishes a fair value hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value into three
levels:
•	Level 1—inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
•	Level
2—inputs
are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not
active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•	Level
3—inputs
are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The carrying amounts of the Company’s cash, accounts receivable (net), accounts payable, accrued liabilities and income taxes payable approximate their fair value (a Level
2
measurement) due to their short maturities.

The Company enters into equity derivative contracts including floating-rate equity forwards to partially offset the potential fluctuations of certain future share-based compensation expenses. The Company does not
hold derivatives for speculative purposes. As at
January 31, 2019,
we had equity derivatives for
273,000
Descartes common shares with a weighted average price of
$20.86.

The following table shows the Company’s derivative instruments measured at fair value on a recurring basis as of
January 31, 2019:

	Fair Value of Derivatives Designated as Hedge Instruments	Fair Value of Derivatives Not Designated As Hedge Instruments	Fair Value
Derivative assets:
Equity contracts	-	2,794	2,794

The fair value of equity contract derivatives is determined utilizing a valuation model based on the quoted market value of our common shares at the balance sheet date
(Level
2
fair value inputs). The fair value of equity contract derivatives is recorded as other current assets and gains and losses are recorded in general and administrative expenses in the consolidated financial statements. For the years ended
January 31, 2019,
2018
and
2017,
we recognized an expense (recovery) in general and administrative expenses of (
$1.2
) million, (
$1.1
) million and (
$0.5
) million.